FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 10—FAIR VALUE MEASUREMENTS

Fair Value of Financial Instruments

        The estimated fair value of financial instruments below has been determined using available market information and appropriate valuation methodologies, as applicable. There have been no changes in the methods and significant assumptions used to estimate the fair value of financial instruments during the year ended December 31, 2015. Our financial instruments are detailed in the following table.

	December 31, 2015		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Cash and cash equivalents	$93,088	$93,088	$80,493	$80,493
Restricted cash and cash equivalents	16,638	16,638	19,984	19,984
Financing receivables	16,133	16,133	15,896	15,896
Vacation ownership mortgages receivable	32,238	33,573	36,502	37,624
Investment in marketable securities	11,392	11,392	11,368	11,368
Revolving credit facility(1)	(71,985)	(75,000)	(484,383)	(488,000)
Senior notes(1)	(343,715)	(348,250)	—	—

(1)

The carrying value of our revolving credit facility and senior notes include $3.0 million and $6.3 million of debt issuance costs, respectively, which are presented as a direct reduction of the corresponding liability.

        The carrying amounts of cash and cash equivalents and restricted cash and cash equivalents reflected in the accompanying consolidated balance sheets approximate fair value as they are redeemable at par upon notice or maintained with various high-quality financial institutions and have original maturities of three months or less. Under the fair value hierarchy established in ASC 820, cash and cash equivalents and restricted cash and cash equivalents are stated at fair value based on quoted prices in active markets for identical assets (Level 1).

        The financing receivables as of December 31, 2015 is presented in our consolidated balance sheet within other non-current assets and primarily pertains to a convertible secured loan to CLC that matures five years subsequent to the funding date with interest payable monthly. The CLC loan was funded in October of 2014. The outstanding loan is to be repaid in full at maturity either in cash or by means of a share option exercisable by ILG, at its sole discretion. The carrying value of the loan receivable approximates fair value through inputs inherent to the originating value of the loan, such as interest rates and ongoing credit risk accounted for through non-recurring adjustments for estimated credit losses as necessary (Level 2). The stated fixed interest rate on this loan is comparable to market rate. Interest is recognized within our "Interest income" line item in our consolidated statement of income for the year ended December 31, 2015.

        We estimate the fair value of vacation ownership mortgages receivable using a discounted cash flow model. We believe this is comparable to the model that an independent third party would use in the current market. Our model incorporates default rates, prepayment rates, coupon rates and loan terms respective to the portfolio based on current market assumptions for similar types of arrangements. Based upon the availability of market data, we have classified inputs used in the valuation of our vacation ownership mortgages receivable as Level 3. The primary sensitivity in these assumptions relates to forecasted defaults and projected prepayments which could cause the estimated fair value to vary.

        Investments in marketable securities consists of marketable securities (mutual funds) related to a deferred compensation plan that is funded in a Rabbi trust as of December 31, 2015 and 2014 and classified as other noncurrent assets in the accompanying consolidated balance sheets. This deferred compensation plan was created and funded in connection with the HVO acquisition. Participants in the deferred compensation plan unilaterally determine how their compensation deferrals are invested within the confines of the Rabbi trust which holds the marketable securities. Consequently, management has designated these marketable securities as trading investments, as allowed by applicable accounting guidance, even though there is no intent by ILG to actively buy or sell securities with the objective of generating profits on short-term differences in market prices. These marketable securities are recorded at a fair value of $11.4 million as of December 31, 2015 based on quoted market prices in active markets for identical assets (Level 1). Unrealized trading losses of $0.1 million, and the offsetting employee compensation credit, are included within general and administrative expenses in the accompanying consolidated statements of income for the year ended December 31, 2015. See Note 12 for further discussion in regards to this deferred compensation plan.

        The carrying value of the outstanding balance under our $600 million revolving credit facility approximates fair value as of December 31, 2015 and 2014 through inputs inherent to the debt such as variable interest rates and credit risk (Level 2).